Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Total	Preferred Stock Amount	Common Stock Amount	Additional Paid-in Capital	(Accumulated deficit)/Retained Earnings
Balance at Dec. 31, 2010	$ 253,728	$ 0	$ 5	$ 266,870	$ (13,147)
Balance, Number of Shares at Dec. 31, 2010		3,540	48,410,572
Common stock exchanged for 1,000 Series C Preferred Shares	0		(1)	1
Common stock exchanged for 1,000 Series C Preferred Shares, number of stock		1,000	(7,676,000)
Dividend paid/ declared	(4,895)			(4,895)
Net loss	(3,605)				(3,605)
Balance at Jun. 30, 2011	245,229		4	261,976	(16,751)
Balance, Number of Shares at Jun. 30, 2011		4,540	40,734,572
Balance at Dec. 31, 2011	238,849		4	255,849	(17,004)
Balance, Number of Shares at Dec. 31, 2011		4,540	40,517,413
Dividend paid/ declared	(4,873)			(4,873)
Net loss	(2,716)				(2,716)
Balance at Jun. 30, 2012	$ 231,260		$ 4	$ 250,976	$ (19,720)
Balance, Number of Shares at Jun. 30, 2012		4,540	40,517,413